Warrants - Summary of Preferred stock warrants classified as liabilities (Detail) - Preferred Stock Warrants Classified As Liabilities [Member] - GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] - USD ($)
$ / shares in Units, $ in Thousands
12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Class of Warrant or Right [Line Items]
Shares	80,504	100,811
Fair Value	$ 476	$ 125
Series A1 Redeemable Convertible Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Shares	37,820	58,127
Series A2redeemable Convertible Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Shares	24,510	24,510
Series A3redeemable Convertible Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Shares	18,174	18,174
Series A1 Preferred Stock Warrants [Member]
Class of Warrant or Right [Line Items]
Fair Value	$ 228	$ 75
Issuance Date	Dec. 31, 2011	Dec. 31, 2011
Exercise Price	$ 0.15	$ 0.15
Expiration Date	Jan. 17, 2022	Jan. 17, 2022
Series A2 Preferred Stock Warrants [Member]
Class of Warrant or Right [Line Items]
Fair Value	$ 138	$ 21
Issuance Date	Aug. 26, 2014	Aug. 26, 2014
Exercise Price	$ 1.53	$ 1.53
Expiration Date	Aug. 25, 2024	Aug. 25, 2024
Series A3 Preferred Stock Warrants [Member]
Class of Warrant or Right [Line Items]
Fair Value	$ 110	$ 29
Issuance Date	Dec. 18, 2015	Dec. 18, 2015
Exercise Price	$ 0.23	$ 0.23
Expiration Date	Dec. 18, 2025	Dec. 18, 2025